FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /   /
                                                                       ---


         Pre-Effective Amendment No.:                                 /   /
                                             -------                  ---
         Post-Effective Amendment No.:        64                       /X/
                                            ------                     -


                                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /   /
                                                                         ---


         Amendment No.:               65                                /X/
                                    ------                              -


                        (Check appropriate box or boxes.)

               AmeriPrime Funds - File Nos. 33-96826 and 811-9096
             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (817) 431-2197
                                 --------------
    Kenneth Trumpfheller, 1793 Kingswood Dr., Suite 200, Southlake, TX 76092
    ------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
                    Donald S. Mendelsohn, Thompson Hine LLP,
              312 Walnut Street, Suite 1400, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:
                                               -----------------------

It is proposed that this filing will become effective:



/ / immediately upon filing pursuant to paragraph (b)
/ X / on March 1, 2001 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

350059.7

                           CORBIN SMALL-CAP VALUE FUND

                                   PROSPECTUS


                                  March 1, 2002



INVESTMENT OBJECTIVE:
Long-term capital appreciation



3113 South University Drive
Suite 500
Fort Worth, Texas 76109
(800) 924-6848




























      The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
353004.2

                                TABLE OF CONTENTS

                                                                            PAGE

RISK/RETURN SUMMARY............................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................3

HOW TO BUY SHARES..............................................................4

HOW TO REDEEM SHARES...........................................................6

DETERMINATION OF NET ASSET VALUE...............................................7

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................8

MANAGEMENT OF THE FUND.........................................................8

FINANCIAL HIGHLIGHTS..........................................................10

PRIVACY POLICY................................................................11

FOR MORE INFORMATION..................................................BACK COVER

                                        1
                               RISK/RETURN SUMMARY

Investment Objective

      The investment objective of the Corbin Small-Cap Value Fund is long-term capital appreciation.

Principal Strategies

      The Fund invests primarily in common stocks of small capitalization companies (those with a market capitalization of $2 billion or less). The Fund's investment advisor, Corbin & Company, will consider adding a stock to the Fund's portfolio if the current price is, in the advisor's opinion, less than the stock's true value. The advisor's assessment of a stock's true value is based on a proprietary model known as the "value score." A security's "value score" is determined by a formula that consists of three variables:

o        the security's five-year estimated earnings growth rate
o        its dividend yield
o        its price/earnings ratio based on the current year's estimated earnings

      Securities that meet the advisor's minimum value score are then analyzed based on five additional factors:

o shareholder-oriented management, based on a history of actions that benefit shareholders, such as stock repurchase programs or performance-based compensation plans

o        overlooked or under-followed by Wall Street
o        financial position, based on debt, cash flow and liquidity
o        the nature of the business is easy to understand and analyze

o long-term industry fundamentals such as competition, growth prospects and pricing power

      Under normal circumstances, the Fund will invest at least 80% of its total assets in small capitalization stocks. While it is anticipated that the Fund will diversify its investments across a range of industry sectors, certain sectors are likely to be overweighted compared to others because the Fund's advisor seeks the best investment values regardless of sector. The Fund may, for example, be overweighted at times in the technology sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle. The Fund's advisor selects securities with the intention of holding them for 3 to 5 years, during which time the advisor believes they will reach their full value. The Fund may sell a security when the advisor believes the stock is no longer undervalued, as determined pursuant to the advisor's model.

Principal Risks of Investing in the Fund

o Management Risk. The advisor's value-oriented approach may fail to produce the intended results.

o Small Company Risk. The risks associated with investing in smaller companies include:

o The earnings and prospects of smaller companies are more volatile than larger companies.

o Smaller companies may experience higher failure rates than do larger companies.

o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
o Sector Risk. If the Fund's portfolio is overweighted in certain industry sectors, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, to the extent the Fund is overweighted in the technology sector, it will be affected by developments affecting that sector. Technology companies may be significantly affected by falling prices and profits, and by intense competition, and their products may be subject to rapid obsolescence.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary, and you could lose money.

Is the Fund right for You?

The Fund may be suitable for:

o    Long-term investors seeking a fund with a value investment strategy

o    Investors  who  can  tolerate  the  risks   associated  with  common  stock
     investments

o Investors willing to accept the greater market price fluctuations of smaller companies

General

      The investment objective of the Fund may be changed without shareholder approval.

      From time to time, the Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

How the Fund has Performed

      The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns since the Fund's inception. The performance table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of its future performance.

   [OBJECT REFLECTS 1998, -38.19%; 1999, 26.50%; 2000, -23.01%; 2001, 53.66%]

      During the period shown, the highest return for a quarter was 38.97% (4th quarter, 2001); and the lowest return was -31.61% (3rd quarter, 1998).


Average Annual Total Returns:
                                   One Year                Since Inception*
                                   --------                ---------------
The Fund                            53.66%                      0.23%
S&P 600 Small-Cap Index              6.52%                      9.20%
Russell 2000 Index                   2.49%                      6.06%


*June 30, 1997


                   FEES AND EXPENSES OF INVESTING IN THE FUND

      The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...........................NONE
Maximum Deferred Sales Charge (Load)........................................NONE
Redemption Fee1............................................................2.00%
Exchange Fee................................................................NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees............................................................1.25%
Distribution (12b-1) Fees...................................................NONE
Other Expenses.............................................................0.09%
Total Annual Fund Operating Expenses.......................................1.34%
Expense Reimbursement2.....................................................0.09%
Net Expenses (after expense reimbursement).................................1.25%


1If you redeem your shares within 90 days of purchase you will be charged a 2.00% redemption fee. However, if you redeem your shares after the 90-day period there is no redemption fee. Exceptions may be granted to shareholders at the discretion of the investment advisor.



2The Fund's advisor has contractually agreed through February 28, 2003 to reimburse the Fund for the fees and expenses of the disinterested Trustees, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.25% of average daily net assets.


Example:

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses (except for reimbursement reflected in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:


                  1 year         3 years   5 years           10 years
                  ---------      -------   --------           --------
                  $131             $437      $756              $1,658


                                HOW TO BUY SHARES

      The minimum initial investment in the Fund is $2,000, and minimum subsequent investments are $50. These minimums may be waived by the Fund's advisor for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

      By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus); and

o    a check (subject to the minimum amounts) made payable to the Fund.

Mail application and check to:

         U.S. Mail:                                  Overnight:
         Corbin Small-Cap Value Fund        Corbin Small-Cap Value Fund
         c/o Unified Fund Services, Inc.    c/o Unified Fund Services, Inc.
         P.O. Box 6110                      431 North Pennsylvania Street
         Indianapolis, Indiana  46206-6110  Indianapolis, Indiana  46204

      By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc. the, Fund's transfer agent, at (800) 924-6848 to obtain instruction on how to set up your account and to obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

      U.S. Bank, N.A.
      ABA #0420-0001-3
      Attn: Corbin Small-Cap Value Fund
      Account Name _________________(write in shareholder name)
      For the Account # ______________(write in account number)
      D.D.A.# 486479645

      You must provide a signed application to Unified Fund Services, Inc., at the above address, in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

      You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

-your name                 -the name of your account(s)
-your account number(s)    -a check made payable to Corbin Small-Cap Value Fund

Checks should be sent to the Corbin Small-Cap Value Fund at the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

      You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

      Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information

      The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

      You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption and any applicable redemption fee. Presently, there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

      By Mail - You may redeem any part of your account in the Fund by mail. Your request should be addressed to:

         U.S. Mail:                                  Overnight:
         Corbin Small-Cap Value Fund        Corbin Small-Cap Value Fund
         c/o Unified Fund Services, Inc.    c/o Unified Fund Services, Inc.
         P.O. Box 6110                      431 North Pennsylvania Street
         Indianapolis, Indiana  46206-6110  Indianapolis, Indiana  46204


      Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-800-924-6848 if you have questions. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.


      By Telephone - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (800) 924-6848. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


      Early Redemption Fee - The Fund charges a redemption fee of 2.00% of the current net asset value of shares redeemed if the shares are owned 90 days or less. The fee is charged for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. This fee applies to shares being redeemed in the order in which they were purchased. The Funds reserve the right to modify the terms of or terminate the fee at any time. The fee is waived for:

o an account registered as either an Individual Retirement Account or a tax-qualified retirement plan on the books of the Fund's transfer agent or on the books of certain other third parties that are authorized agents of the Funds;

o    and  shares   purchased   with   reinvested   capital   gain  or   dividend
     distributions.

      If you purchase shares through a broker-dealer or other financial intermediary who maintains your individual account on its books and an omnibus account with the Fund's transfer agent, your recordkeeper may not be able to apply the fee waiver in all of the circumstances discussed above. Before purchasing shares, please check with the Fund to determine if the fee waiver is available. Exceptions may be granted to shareholders at the discretion of the investment advisor.


      Additional Information - If you are not certain of the requirements for a redemption, please call the Fund's transfer agent at (800) 924-6848. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission), the Fund may suspend redemptions or postpone payment dates.


      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to redemption at any time if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax advisor.


                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Fund's board of trustees.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

      Taxes. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution, because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

      Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

                             MANAGEMENT OF THE FUND


      Corbin & Company, 3113 South University Drive, Suite 500, Fort Worth, Texas 76109, serves as investment advisor to the Fund. The advisor specializes in the management of assets for clients seeking a value-oriented, contrarian investment style, including individual investors, personal trusts, and all types of tax-exempt organizations and ERISA plans, such as foundations, endowments, defined benefit plans, defined contribution plans and union plans. During the fiscal year ended October 31, 2001, the Fund paid the advisor a fee equal to 1.25% of its average daily net assets.


      David A. Corbin, CFA, has been President and Chief Investment Officer of the advisor since 1992, and has been primarily responsible for the day-to-day management of the Fund's portfolio since the Fund's inception. Prior to founding Corbin & Company, Mr. Corbin was a trust investment portfolio manager with Ameritrust/MTrust, where his responsibilities included investment analysis and investment oversight for personal trust accounts, employee benefit plans and endowments. He was also the Portfolio Manager of the William C. Conner Foundation at Texas Christian University, where he received his Bachelor of Science degree in Economics. Mr. Corbin is a Chartered Financial Analyst (CFA).

      The Fund's advisor pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the advisor. The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS

      The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.






                    Year         Year         Year         Year         Period
                    ended        ended        ended        ended        ended
                    October 31,  October 31,  October 31,  October 31,  October 31,
                    2001         2000         1999         1998         1997 (a)




Selected
Per Share Data




Net asset value,
beginning
of period           $  7.11    $  6.75    $    6.62     $   11.03       $  10.00


Income from
investment operations:



Net
investment
income (loss)         (0.02)     0.02      (0.01)          (0.01)         0.00


Net realized and
unrealized
gain (loss)            1.05      0.34       0.14           (3.76)         1.03


Total from
investment
operations            1.03      0.36        0.13           (3.77)         1.03


Less
distributions



  From net
investment
income               (0.02)    0.00         0.00          (0.01)          0.00


From net realized gain 0.00     0.00        0.00          (0.63)          0.00


Total
distributions      (0.02)     0.00          0.00          (0.64)          0.00



Net asset
value, end
of period     $    8.12     $  7.11       $   6.75     $    6.62      $   11.03



Total Return        14.67%     5.33%         1.96%      (36.07)%      10.30% (b)



Ratios and
Supplemental
Data


Net assets,
end of period
          (000) $   4,697   $   2,888    $   2,294     $    2,289     $    1,334


Ratio of expenses to
average net assets       1.25%    1.25%       1.25%         1.25%       1.23% (c)

Ratio of
expenses to average
net assets before
reimbursement          1.34%       1.36%       1.31%        1.30%        1.23%(c)

Ratio of net
investment (loss)
income to average
net assets         (0.32)%         0.24%      (0.20)%      (0.15)%      0.00%


Ratio of net investment
(loss) income to


average net assets
before reimbursement     (0.41)%       0.12%     (0.26)%      (0.20)%   0.00%


Portfolio turnover
rate                   70.56%      94.69%     65.66%    86.42%     20.41% (c)

(a) June 30, 1997 (commencement
of operations), to October 31, 1997
(b) For periods of less than a
full year, total returns are not annualized.
(c)Annualized

                                 PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

         Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you: o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

      Call the Fund at 800-924-6848 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.























Investment Company Act #811-9096

                            Marathon Value Portfolio

                                   PROSPECTUS


                                  March 1, 2002



INVESTMENT OBJECTIVE:
Long-term capital appreciation





1050 Crown Pointe Parkway, Suite 950
Atlanta, GA 30338
(800) 788-6086
www.spectrumadvisory.com




























      The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
356085.2




                                TABLE OF CONTENTS

                                                                            PAGE

RISK/RETURN SUMMARY............................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................3

HOW TO BUY SHARES..............................................................4

HOW TO REDEEM SHARES...........................................................5

DETERMINATION OF NET ASSET VALUE...............................................7

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................7

MANAGEMENT OF THE FUND.........................................................7

FINANCIAL HIGHLIGHTS...........................................................9

PRIVACY POLICY................................................................10

FOR MORE INFORMATION..................................................BACK COVER

Ticker Symbol: MVPFX

                               RISK/RETURN SUMMARY


Investment Objective

      The investment objective of the Marathon Value Portfolio (the "Fund") is to provide shareholders with long term capital appreciation.


Principal Strategies

      The Fund invests primarily in common stocks of U.S. companies that the Fund's advisor believes are undervalued. Undervalued stocks are typically viewed as out-of-favor and have a share price that, in the advisor's opinion, does not reflect the intrinsic value of the company.

     In valuing a company, the advisor takes a long-term approach, with an emphasis on management strength and the fundamental profitability of the company's business. To assess management strength, the advisor looks for characteristics such as a long-term record of success or positive opinions from industry observers. The advisor seeks companies whose businesses possess, in the advisor's opinion, inherent strength based on factors such as superior production or distribution processes, unique products or quality franchises. The Fund may also purchase a company's stock if the advisor's assessment of the private market value of the company (i.e., the price which knowledgeable buyers and sellers would exchange a comparable business) exceeds, by a material amount, the price of the security. The advisor's assessment of private market value is based on reported similar transactions, information in industry publications or from individuals within the industry, or other sources of information.

      The advisor believes its price driven, value-oriented approach will provide investors with the opportunity for growth, while providing some protection against permanent impairment of capital. The advisor seeks to reduce risk by buying stocks the advisor believes are reasonably priced relative to the company's earnings and sales, by diversifying broadly and by avoiding current market favorites.

      The advisor's decision to purchase a stock (and the size of the position taken) is made without regard to the market capitalization of the company or it's weighting in any market index. At any time, the Fund may have a significant portion of the portfolio invested in smaller companies (those with market capitalizations under $2 billion).

      The Fund may sell a security when the advisor believes the price is no longer undervalued relative to the company's earnings and sales, the company's prospects have deteriorated, there has been a change in management, or better investment opportunities are available.

Principal Risks of Investing in the Fund

o Management Risk. The advisor's value-oriented approach may fail to produce the intended results.

o    Smaller   Company   Risk.  To  the  extent  the  Fund  invests  in  smaller
     capitalization companies, the Fund will be subject to additional risks. These include:

o The earnings and prospects of smaller companies are more volatile than larger companies.

o Smaller companies may experience higher failure rates than do larger companies.

o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
o Portfolio Turnover Risk. The Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund right for You?

      The Fund may be suitable for:

o    Long-term investors seeking a fund with a value investment strategy

o    Investors  who  can  tolerate  the  risks   associated  with  common  stock
     investments

o Investors willing to accept the greater market price fluctuations of smaller companies

General

      The investment objective of the Fund may be changed without shareholder approval.

      From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

How the Fund has Performed


         The bar chart below shows the Fund's total return for the calendar year ended December 31, 2001. The performance table below shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Information for periods prior to March 28, 2000 has been omitted because, prior to that date, the Fund's portfolio was managed by a different investment advisor. Of course, the Fund's past performance is not necessarily an indication of its future performance.




          [OBJECT REFLECTS TOTAL RETURN AS OF DECEMBER 31, 2001, 4.70%]

         During the period shown, the highest return for a quarter was 7.74% (4th quarter, 2000); and the lowest return was -5.84% (3rd quarter, 2001).

Average Annual Total Returns for the periods ended 12/31/01:

                           One Year        Since March 28, 2000*
The Fund                     4.70%           11.69%
S&P 500 Index              -11.89%          -13.26%


* The date that the Fund's current advisor began managing the Fund.

FEES AND EXPENSES OF INVESTING IN THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...........................NONE
Maximum Deferred Sales Charge (Load)........................................NONE
Redemption Fee..............................................................NONE
Exchange Fee................................................................NONE


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees............................................................1.25%
Distribution (12b-1) Fees...................................................NONE
Other Expenses ............................................................0.04%
Total Annual Fund Operating Expenses ......................................1.29%
Expense Reimbursement1.....................................................0.01%
Net Expenses ..............................................................1.28%

1The Fund's advisor has contractually agreed through February 28, 2006 to reimburse the Fund for the fees and expenses of the disinterested Trustees, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.28% of average daily net assets.


Example:

         The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses (except for reimbursement reflected in the first four years) and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:


               1 year           3 years           5 years           10 years
               ------           --------          -------           --------
               $134             $418              $728              $1,600


                                HOW TO BUY SHARES

         The minimum initial investment in the Fund is $2,500 and minimum subsequent investments are $100. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

      By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus); and

o    a check (subject to the minimum amounts) made payable to the Fund.

      Mail the application and check to:

U.S. Mail:  Marathon Value Portfolio        Overnight: Marathon Value Portfolio
            c/o Unified Fund Services, Inc.            c/o Unified Fund Services, Inc.
            P.O. Box 6110                              431 North Pennsylvania Street
            Indianapolis, Indiana 46206-6110           Indianapolis, Indiana 46204

      By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (800) 788-6086 to obtain instruction on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

      U.S. Bank, N.A.
      ABA #0420-0001-3
      Attn: Marathon Value Portfolio
      Account Name _________________(write in shareholder name) For the Account # ______________(write in account number) D.D.A.#488886904

      You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

      You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

    -your name                -the name of your account(s)
    -your account number(s)   -a check made payable to Marathon Value Portfolio

Checks should be sent to the Marathon Value Portfolio at the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

      You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

      Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information

      The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

      The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

      You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

      U.S. Mail:  Marathon Value Portfolio           Overnight:        Marathon Value Portfolio
                  c/o Unified Fund Services, Inc.                      c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                        431 North Pennsylvania Street
                  Indianapolis, Indiana 46206-6110                     Indianapolis, Indiana 46204


      Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-788-6086 if you have questions. At the discretion of the Funds or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.


      By Telephone - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (800) 788-6086. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

      Additional Information - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at (800) 788-6086. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.


      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax adviser.


                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Fund's board of trustees.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

       Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

      Taxes. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

      Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

                             MANAGEMENT OF THE FUND


      Spectrum Advisory Services, Inc., 1050 Crown Pointe Parkway, Suite 950, Atlanta, GA 30338, www.spectrumadvisory.com, serves as investment adviser to the Fund. Spectrum has been providing portfolio management services since its founding in 1991 by Marc S. Heilweil. The advisor provides equity and fixed income portfolio management services to a select group of individuals, pension and profit sharing plans, trusts, estates and non-profit organizations and, as of January 31, 2002, managed over $212 million in assets. For the fiscal year ended October 31, 2001, the Fund paid the advisor a fee equal to an annual average rate of 1.25% of its average daily net assets.


     Marc S. Heilweil has been primarily responsible for the day-to-day management of the Fund's portfolio since March 28, 2000. Mr. Heilweil has been President of the adviser since 1991. His principal occupation since 1977 has been that of an investment counselor. Mr. Heilweil manages equity and fixed income portfolios for the adviser's clients.

      The adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short), fees and expenses of non-interested person trustees and extraordinary expenses and expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the advisor. The adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS

      The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.



                                                Year                 Year                 Year                Period
                                                ended                ended                ended               ended
                                             October 31,          October 31,          October 31,         October 31,
                                                2001                 2000                 1999               1998 (a)
                                           ----------------     ----------------     ----------------     ---------------
Selected Per Share Data
Net asset value, beginning of period             $   10.38            $    9.23            $    8.48           $   10.00
                                           ----------------     ----------------     ----------------     ---------------
Income from investment operations
  Net investment income (loss)                        0.16                 0.08               (0.01)                0.02
  Net realized and unrealized gain (loss)             0.18                 1.07                 0.78              (1.54)
                                           ----------------     ----------------     ----------------     ---------------
Total from investment operations                      0.34                 1.15                 0.77              (1.52)
                                           ----------------     ----------------     ----------------     ---------------
Less distributions
  From net investment income                         (0.09)                 0.00               (0.02)                0.00
  From realized gain                                  0.00                 0.00                 0.00                0.00
  Return of capital                                   0.00                 0.00                 0.00                0.00
                                           ----------------     ----------------     ----------------     ---------------
Net asset value, end of period                   $   10.63            $   10.38            $    9.23           $    8.48
                                           ================     ================     ================     ===============

Total Return                                         3.24%               12.46%(d)             9.04%            (15.20)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)                     $7,294               $3,782               $4,116              $3,259
Ratio of expenses to average net assets              1.28%                1.42% (c)            1.48%               1.47%(e)
Ratio of expenses to average net assets
   before reimbursement                              1.29%                1.49%                1.51%               1.50%(e)
Ratio of net investment income (loss) to
   average net assets                                1.45%                0.85%              (0.07)%               0.36%(e)
Ratio of net investment income (loss) to
   average net assets before reimbursement           1.45%                0.79%              (0.11)%               0.33%(e)
Portfolio turnover rate                             60.79%              207.02%              140.37%              61.04%(e)



(a)  March 12, 1998 (commencement of operations) to October 31, 1998

(b)  For periods of less than a full year, the total return is not annualized.

(c) The rate for the fiscal year ended October 31, 2000 is higher than the rate in the current prospectus due to activity by the predecessor advisor. The predecessor advisor charged higher fees.

(d) Effective March 28, 2000 the Fund obtained a new advisor. The total return from March 28, 2000 (date of change in adviser) through October 31, 2000 was 11.37%.

(e)  Annualized.

                                 PRIVACY POLICY

         The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

         Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you: o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

      Call the Fund at 800-788-6086 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.























Investment Company Act #811-9096

                               WHERE THE GROWTH IS


                               Globalt Growth Fund

                                   PROSPECTUS


                                  March 1, 2002



INVESTMENT OBJECTIVE:
Provide long term growth of capital




3060 Peachtree Road, N.W.
One Buckhead Plaza, Suite 225
Atlanta, Georgia 30305
www.globalt.com
877-Buy-GROWX (877-289-4769)



















      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

348693

                                       -i-
                                TABLE OF CONTENTS

                                                                            PAGE

RISK/RETURN SUMMARY............................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................3

HOW TO BUY SHARES..............................................................4

HOW TO REDEEM SHARES...........................................................5

DETERMINATION OF NET ASSET VALUE...............................................7

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................7

MANAGEMENT OF THE FUND.........................................................8

FINANCIAL HIGHLIGHTS...........................................................9

PRIVACY POLICY................................................................10

FOR MORE INFORMATION                                                  Back Cover

                                       -1-
                               RISK/RETURN SUMMARY

Investment Objective

      The investment objective of the GLOBALT Growth Fund is to provide long term growth of capital.

Principal Strategies


The Fund invests primarily in common stocks of larger capitalization U.S. companies (those with market capitalizations of $3 billion or more). The Fund's investment adviser, GLOBALT, Inc., selects investments, that it believes offer superior growth potential. The adviser uses a disciplined process based on certain fundamental and technical standards of selection. These standards may include:


o        Positive trends in stock analysts' estimates,

o    Quarterly earnings that exceed consensus forecast by Wall Street analysts,

o        Low price-to-value ratios, and
o Superior long term growth rate potential as determined by such factors as recent company earnings analysis, cyclical outlook, industry analysis and specific company competitive advantages.

The adviser seeks to limit investment risk by diversifying the Fund's investments across a broad range of economic sectors, industries and companies.


The adviser's strategy focuses on trends in the global economy while following its disciplined process to construct a portfolio that, in the adviser's opinion, consists of superior growth companies. As the Fund will primarily invest in growth oriented stocks, it is expected that the Fund will generate a total return that is predominantly derived from long term capital appreciation. Although current income in the form of dividends is also expected, income is incidental to the Fund's principal strategies.


The Fund may sell a security when the adviser believes that a company's financial and/or competitive position is deteriorating, the company's score in the adviser's research process worsens, or the adviser identifies a better investment opportunity.

Principal Risks of Investing in the Fund

o Management Risk. The strategy used by the Fund's adviser may fail to produce the intended results.

o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
o Foreign Operations Risk. Because the companies in which the Fund invests depend heavily on foreign sales, any serious foreign economic or political problems, or significant fluctuations in currency exchange rates, could have a negative impact on the Fund.
o Sector Risk. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. The Fund may have a greater concentration in technology companies and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.
o Portfolio Turnover Risk. The Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund right for You?

      The Fund may be suitable for:

o    Long term investors seeking a fund with a growth investment strategy

o    Investors willing to accept price fluctuations in their investment

o Investors who can tolerate the greater risks associated with common stock investments

General

      The investment objective of the Fund may be changed without shareholder approval.

      From time to time, the Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in an attempt to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

How the Fund has Performed

      The bar chart and performance table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the returns of the Fund since inception. The performance table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of its future performance.


 [OBJECT REFLECTS TOTAL RETURNS 1996, 19.99%; 1997, 28.67%; 1998, 25.84%; 1999,
                     27.15%; 2000, -17.09%; 2001, -16.24%]


      During the period shown, the highest return for a quarter was 23.26% (4th quarter, 1999); and the lowest return was -18.95% (3rd quarter, 2001).

Average Annual Total Returns for the periods ended 12/31/01:
                                One Year   Five Years        Since Inception*
                                --------   ----------        ---------------
The Fund                         -15.77%      7.53%           10.48%
S&P 500 Index                    -11.54%     10.74%           12.85%


*December 1, 1995

                   FEES AND EXPENSES OF INVESTING IN THE FUND

      The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...........................NONE
Maximum Deferred Sales Charge (Load)........................................NONE
Redemption Fee..............................................................NONE
Exchange Fee................................................................NONE


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees............................................................1.17%
Distribution (12b-1) Fees...................................................NONE
Other Expenses.............................................................0.15%
Total Annual Fund Operating Expenses.......................................1.32%
Expense Reimbursement1.....................................................0.15%
Net Expenses...............................................................1.17%


1 The Fund's adviser has contractually agreed through February 28, 2005 to waive all or a portion of its management fees and/or reimburse the Fund for expenses it incurs during that period, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.17% of the average daily net assets for that period.


Example:

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses (except for reimbursement reflected in the first three years), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:


               1 year           3 years           5 years           10 years
               ------           --------          -------           --------
                $---             $---              $---              $-----


                                HOW TO BUY SHARES

      The minimum initial investment in the Fund is $25,000 and minimum subsequent investments are $5,000. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums may apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

      By Mail - You may make a direct initial investment by following these steps:

o complete and sign the investment application form which accompanies this Prospectus;

o    write a check (subject to the minimum amounts) made payable to the Fund;

o    mail the application and check to:

      U.S. Mail:                            Overnight:
      GLOBALT Growth Fund                   GLOBALT Growth Fund
      c/o Unified Fund Services, Inc.       c/o Unified Fund Services, Inc.
      P.O. Box 6110                         431 North Pennsylvania Street
      Indianapolis, Indiana  46206-6110     Indianapolis, Indiana  46204

      By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc. the Fund's transfer agent at (877) 289-4769 to obtain instruction on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

      U.S. Bank, N.A.
      ABA #0420-0001-3
      Attn: GLOBALT Growth Fund
      Account Name _________________(write in shareholder name)
      For the Account # ______________(write in account number)
      D.D.A.# 483889739

      You must provide a signed application to Unified Fund Services Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

      You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

         -your name                 -the name of your account(s)
         -your account number(s)    -a check made payable to GLOBALT Growth Fund

Checks should be sent to the GLOBALT Growth Fund at the address listed above. A bank wire should be sent as outlined above.

Tax Sheltered Retirement Plans

      Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information

       The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

      You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

         U.S. Mail:                                  Overnight:
         GLOBALT Growth Fund :              GLOBALT Growth Fund
         c/o Unified Fund Services, Inc.    c/o Unified Fund Services, Inc.
         P.O. Box 6110                      431 North Pennsylvania Street
         Indianapolis, Indiana  46206-6110  Indianapolis, Indiana  46204

      Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-877-289-4769 if you have questions. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

      By Telephone - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (877) 289-4769. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund or the transfer agent may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

      Additional Information - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at (877) 289-4769. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax adviser.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

      Taxes. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

      Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND

      GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305, serves as investment adviser to the Fund. The adviser manages large capitalization equity, medium capitalization equity, balanced and fixed income portfolios for a variety of tax-exempt and taxable clients. During the fiscal year ended October 31, 2001, the Fund paid the adviser a fee equal to 1.17% of its average daily net assets.

      The investment decisions for the Fund are made by a committee of the adviser, which is primarily responsible for the day-to-day management of the Fund's portfolio.

      The Fund's adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the adviser. The adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS

      The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.


                                                                                 Years ended October 31,
                                                        -----------------------------------------------------------------------
                                          ---------------
                                                    2001         2000             1999             1998            1997
                                          ---------------  --------------------------------------------------------------------
Selected Per Share Data
                                           $                $                $                $               $
Net asset value, beginning of year        20.72            19.53            16.14            15.66           12.48
                                          ---------------  --------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss)                    (0.07)             (0.09) (0.05)           0.02            0.01
  Net realized and unrealized gain
(loss)                                            (6.33)               2.23 4.27             1.86            3.34
                                          ---------------  --------------------------------------------------------------------

Total from investment operations                  (6.40)               2.14 4.22             1.88            3.35
                                          ---------------  --------------------------------------------------------------------
Less distributions

  From net investment income                        0.00               0.00 (0.02)           (0.01)                       0.00

  From net realized gain                          (2.15)             (0.95)           (0.81)           (1.39)           (0.17)
                                                                            ---------------------------------------------------
                                          ---------------  -----------------
Total distributions                               (2.15)             (0.95)
                                                                            (0.83)           (1.40)          (0.17)
                                          ---------------  --------------------------------------------------------------------
Net asset value, end of year               $                $                $                $               $
                                          12.17            20.72            19.53            16.14           15.66
                                          ===============  ====================================================================

Total Return                                    (32.87)%             10.78%           26.67%           13.28%           27.15%

Ratios and Supplemental Data
Net assets, end of period (000)                  $12,946            $21,110          $16,934          $11,709           $8,003
Ratio of expenses to average net assets            1.30%              1.18%            1.17%            1.17%            1.17%
Ratio of expenses to average net assets
  before reimbursement                             1.32%              1.18%            1.18%            1.19%            1.19%
Ratio of net investment income (loss) to
  average net assets                             (0.44)%            (0.45)%          (0.27)%            0.14%            0.06%
Ratio of net investment income (loss) to
  average net assets before reimbursement        (0.46)%            (0.45)%          (0.28)%            0.12%            0.04%
Portfolio turnover rate                          244.82%            159.09%          120.46%           83.78%          110.01%

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

         Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you: o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations. Shareholder reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

      Call the Fund at 877-Buy-Growx (877-289-4769) to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.























Investment Company Act #811-9096

                           CORBIN SMALL-CAP VALUE FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                  March 1, 2002


      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Corbin Small-Cap Value Fund dated March 1, 2002. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2001 ("Annual Report"). A free copy of the Prospectus and Annual Report can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, IN 46204 or by calling 1-800-924-6848.

                                TABLE OF CONTENTS

                                                                            PAGE
DESCRIPTION OF THE TRUST AND FUND..............................................2

ADDITIONAL INFORMATION ABOUT FUND
INVESTMENTS AND RISK CONSIDERATIONS............................................3

INVESTMENT LIMITATIONS.........................................................6

THE INVESTMENT ADVISOR.........................................................8

TRUSTEES AND OFFICERS.........................................................10

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................12

DETERMINATION OF SHARE PRICE..................................................13

INVESTMENT PERFORMANCE........................................................14

CUSTODIAN.....................................................................15

FUND SERVICES.................................................................15

ACCOUNTANTS...................................................................16

DISTRIBUTOR...................................................................16

FINANCIAL STATEMENTS..........................................................16


353003.4

DESCRIPTION OF THE TRUST AND FUND

      Corbin Small-Cap Value Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on June 10, 1997. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on June 30, 1997.

      The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

      Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.


      [UPDATE As of __________, 2002,] the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Fund:
[Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94104 - 39.33%; 2525 Company, 2525 Ridgmar Blvd., Fort Worth, Texas - 17.12%; and Happy Hill Farm Endowment, 3846 North Highway 144, Granbury, Texas 76048 -16.90%.]

      [As of __________, 2002, Charles Schwab & Co. may be deemed to control the Fund as a result of its beneficial ownership of the shares of the Fund. As the controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's advisor.]

      As of ____________, 2002, the officers and trustees as a group owned less than one percent of the Fund.


      For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this Statement of Additional Information and "Determination of Share Price" in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

      This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

      A. Equity Securities. Equity securities consist of common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies that operate as real estate corporations or that have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

      The Fund may invest in foreign equity securities, including, but not limited to, the purchase of American Depository Receipts ("ADRs"). ADRs are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments. The Fund will not invest more than 5% of its net assets at the time of purchase in foreign securities.

      B. Convertible Securities. A convertible security is a bond or preferred stock that may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream generally higher in yield than in the income derived from a common stock, but lower than that afforded by a non-convertible debt security, a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible. The advisor expects that generally the convertible securities in which the Fund will invest will be rated at least B by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the advisor.

      In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

      C. Preferred Stock. Preferred stock has a preference in liquidation (and, generally, dividends) over common stock but is subordinated in liquidation to debt. As a general rule, the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, for example common stock, at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody's, although there is no minimum rating that a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The advisor expects, however, that generally the preferred stocks in which the Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

      D. Foreign Securities. The Fund may invest up to 5% of its net assets in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

     E. Financial Services Industry Obligations. The Fund may invest up to 5% of its net assets in each of the following obligations of the financial services industry:

         (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

         (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.


      F. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. Government ("U.S. Government Obligations"). A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity), and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Firstar Bank, N.A. (the Fund's custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the advisor to be creditworthy. The advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.


      G. Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities that cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. The Fund will not invest more than 5% of its net assets in illiquid securities.

     H. Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

         In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.


INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices that may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

      2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff, and (b) as described in the Prospectus and the Statement of Additional Information.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, or repurchase agreements with respect thereto.

      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired, or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

      Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

      1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund, except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

      3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and this Statement of Additional Information.

     5. Illiquid Investments. The Fund will not invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.


      6. 80% Investment Policy. Under normal circumstances, at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in small capitalization stocks. The Fund will not change this policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement, in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communications to the Fund's shareholders.



THE INVESTMENT ADVISOR

      The Fund's investment advisor is Corbin & Company, 3113 South University Drive, Suite 500, Fort Worth, Texas 76109 (the "Advisor"). David A. Corbin may be deemed to be a controlling person of the Advisor due to his ownership of shares of the corporation, and his position as Chairman and President of the Advisor.


      Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. For the fiscal years ended October 31, 1999, 2000 and 2001, the Fund paid advisory fees of $29,043, $33,423 and $30,552, respectively. The Advisor has contractually agreed through February 28, 2003 to reimburse the Fund for fees and expenses of the non-interested person trustees, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.25% of the average daily net assets.

      The Agreement was renewed on March 1, 2001. In determining whether to renew the Agreement, the Board met with Mr. Corbin to discuss the Fund's performance. The Board reviewed the Fund's performance last year compared to market indices, noting that the Fund had underperformed relative to these indices. The Board also reviewed the Fund's performance last year relative to other funds with similar asset levels and objectives. Mr. Corbin commented that he was disappointed with the Fund's performance last year, but reported that the Fund was outperforming the Russell 2000 for year to date 2001. The Trustees reviewed the Advisor's financial reports as of December 31, 2000. The Trustees considered the reasonableness of fees paid to the Advisor and the effect of the Advisor's expense reimbursement on total Fund expenses. The Trustees discussed the benefits derived by the Advisor as a result of its soft dollar arrangements. After reviewing the expense ratio of the Fund as compared to other funds with similar asset levels and objectives, the Trustees determined that the overall arrangements provided under the terms of the Agreement were reasonable business arrangements, and that renewal of the Agreement was in the best interests of the Fund's shareholders.


      The Advisor retains the right to use the name "Corbin" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Corbin" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

      The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

      The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.


      The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex*
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Steve L. Cobb                                            Trustee         Trustee since 1995             16
2001 N. Indianwood Avenue
Broken Arrow, OK  74012
Year of Birth:  1957
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
President  of  Chandler  Engineering  Company,  L.L.C.,  oil  and  gas                       [ ]
services  company since 1997;  various  positions with Carbo Ceramics,
Inc., oil field manufacturing/supply  company, from 1984 to 1997, most recently Vice President of Marketing.
----------------------------------------------------------------------- ----------------------------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex*
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Gary E. Hippenstiel                                      Trustee         Trustee since 1995             16
600 Jefferson Street
Suite 350
Houston, TX  77002
Year of Birth:  1947
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------

--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Director, Vice President and Chief Investment Officer of Legacy Trust [ ]
Company since 1992; President and Director of Heritage Trust Company from
1994-1996; Vice President and Manager of Investments of Kanaly Trust Company
from 1988 to 1992.
----------------------------------------------------------------------- ----------------------------------------------

         The Trust's audit committee consists of Mr. Cobb and Mr. Hippenstiel.
The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee held
_____ meetings during the fiscal year ended October 31, 2001.

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) In         Length of           in Fund Complex*
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Kenneth D. Trumpfheller*                            President,              Trustee and                 34
1725 E. Southlake Blvd.                             Secretary and       President since 1995
Suite 200                                           Trustee
Southlake, Texas  76092                                                   Secretary since
Year of Birth:  1958                                                           ______
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
President and Managing  Director of Unified Fund  Services,  Inc., the                      None
Fund's  transfer  agent,  fund  accountant  and  administrator,  since
October  2000.  President,   Treasurer  and  Secretary  of  AmeriPrime
Financial  Services,  Inc., a fund  administrator,  (which merged with
Unified  Fund  Services,   Inc.)  from  1994  through   October  2000.
President,   Treasurer   and   Secretary   of   AmeriPrime   Financial
Securities,  Inc., the Trust's distributor through December 2000, from
1994 through December 2000.
----------------------------------------------------------------------- ----------------------------------------------






--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) in         Length of           in Fund Complex*
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Robert A. Chopyak                                   Treasurer      and   Treasurer and CFO              N/A
1725 E. Southlake Blvd.                             Chief    Financial      since _____
Suite 200                                           Officer
Southlake, Texas  76092
Year of Birth:  1968
--------------------------------------------------- ------------------- --------------------- ------------------------

----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Assistant  Vice-President of Financial  Administration of Unified Fund                      None
Services,  Inc.,  the  Fund's  transfer  agent,  fund  accountant  and administrator,  since August  2000.  Manager of  AmeriPrime  Financial
Services,  Inc.  from  February  2000 to August  2000.  Self-employed, performing Y2K testing,  January 1999 to January 2000.  Vice President of Fund  Accounting,  American  Data  Services,  Inc.,  a mutual  fund services company, October 1992 to December 1998.
----------------------------------------------------------------------- ----------------------------------------------
* Mr. Trumpfheller in an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be and "interested person" of the Trust because he is a registered principal of the Trust's distributor

         The following table provides information regarding shares of the Fund and other portfolios of the AmeriPrime Family of Funds owned by each Trustee as of December 31, 2001.

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                 Aggregate Dollar Range of Shares of
                                                                                   All Funds Within the AmeriPrime
                Trustee                       Dollar Range of Fund Shares                 Family of Funds*
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Steve L. Cobb
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Gary E. Hippenstiel
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Kenneth D. Trumpfheller
---------------------------------------- -------------------------------------- --------------------------------------

* As of December 31, 2001, the terms "Fund Complex" and "AmeriPrime Family of
Funds" refers to AmeriPrime Funds and AmeriPrime Advisors Trust.

      Trustee fees are Trust expenses, and each series of the Trust pays a portion of the Trustee fees. The compensation paid to the Trustees for the Fund's fiscal year ended October 31, 2001 is set forth in the following table:


============================================== ======================== ===============================
                                               Aggregate Compensation   Total Compensation from Trust
Name                                           from Trust               and AmeriPrime Advisors Trust


---------------------------------------------- ------------------------ -------------------------------
Kenneth D. Trumpfheller                                    0                           0
---------------------------------------------- ------------------------ -------------------------------
Steve L. Cobb                                           $______                     $______
---------------------------------------------- ------------------------ -------------------------------
Gary E. Hippenstiel                                     $______                     $______
============================================== ======================== ===============================

PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer, and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

      The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Fund directed to brokers $_________ (on which commissions were $______) during the fiscal year ended October 31, 2001.


      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter, and the purchase price paid to a market maker may include the spread between the bid and asked prices.


      When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated by random client selection, grouping discretionary and non-discretionary accounts, and in a manner to reduce custodian transaction costs. For the fiscal years ended October 31, 1999, 2000 and 2001, the Fund paid brokerage commissions of $15,532, $25,738 and $______, respectively.


      The Trust, the Advisor and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE

      The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time, on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

      Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price, except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

      For additional information about the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

INVESTMENT PERFORMANCE

      The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

      The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.


      The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period June 30, 1997 (commencement of operations) through October 31, 2001 and for the fiscal year ended October 31, 2001, the Fund's average annual total returns were ______% and _____%, respectively.


      From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Russell 2000 Index or the S&P 600 Small-Cap Index.

      In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc., or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN


      U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.


FUND SERVICES

      Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund) for these transfer agency services.


       In addition, Unified provides the Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). Unified began providing fund accounting services to the Fund on November 1, 1998. For the fiscal years ended October 31, 1999, 2000 and 2001, Unified received $9,715, $10,100 and $______, respectively, from the Advisor on behalf of the Fund for these accounting services.

      Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended October 31, 1999, 2000 and 2001, Unified received $17,500, $27,500 and $______, respectively, from the Advisor on behalf of the Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc. which merged with Unified on that date).



ACCOUNTANTS

      The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending October 31, 2002. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

      Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is a registered principal of, and may be deemed to be an affiliate of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS


      The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2001. You can obtain the Annual Report without charge by calling the Fund at 1-800-924-6848.

                            MARATHON VALUE PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION


                                  March 1, 2002


      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Marathon Value Portfolio dated March 1, 2002. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2001 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (877) 687-7859, or by calling
(800) 788-6086.

                                TABLE OF CONTENTS

                                                                           PAGE
DESCRIPTION OF THE TRUST AND FUND.............................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS...............................................................3

INVESTMENT LIMITATIONS........................................................8

THE INVESTMENT ADVISOR.......................................................10

TRUSTEES AND OFFICERS........................................................11

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................12

DETERMINATION OF SHARE PRICE.................................................13

INVESTMENT PERFORMANCE.......................................................13

CUSTODIAN....................................................................14

FUND SERVICES................................................................14

ACCOUNTANTS..................................................................15

DISTRIBUTOR..................................................................15

FINANCIAL STATEMENTS.........................................................15

356089.2

DESCRIPTION OF THE TRUST AND FUND

      Marathon Value Portfolio (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust") on December 29, 1997. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on March 12, 1998.

      The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

      Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.


     [UPDATE: As of February 1, 2002, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Fund:
Charles Schwab & Co. ("Schwab"), 101 Montgomery Street, San Francisco, CA, 65.43%.]

      [UPDATE: As of February 1, 2002, Schwab may be deemed to control the Fund as a result of its beneficial ownership of the shares of the Fund. As the controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's advisor.]

      [As of February 1, 2002, the officers and trustees as a group beneficially owned less than one percent of the Fund.]

      For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Share Price" in the Fund's Prospectus and this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

      This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

     A. Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following: rights, warrants or convertible securities.

      The Fund may invest up to 5% of its assets in foreign equity securities including American Depositary Receipts. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

      Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

      Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

      The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

      The Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

      American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

      B. REITs. The Fund may invest up to 15% of its assets in real estate investment trusts ("REITs"). A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. In addition, REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

      C. Indexed Securities. The Fund may invest up to 5% of its net assets in purchases of securities whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

      The performance of indexed securities depends to a great extent on the performance of the security, or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

      D. Convertible Securities. A convertible security is a bond, debenture, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock. The Fund may invest up to 5% of its assets in convertible securities rated B or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the advisor to be of comparable quality. Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower rated securities generally responds to short term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Lower rated securities will also be affected by the market's perception of their credit quality and the outlook for economic growth.

      In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.

      The prices for these securities may be affected by legislative and regulatory developments. For example, new federal rules require that savings and loan associations gradually reduce their holdings of high-yield securities. An effect of such legislation may be to significantly depress the prices of outstanding lower rated securities. The market for lower rated securities may be less liquid than the market for higher rated securities. Furthermore, the liquidity of lower rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher rated securities, and it also may be more difficult during certain adverse market conditions to sell lower rated securities at their fair value to meet redemption requests or to respond to changes in the market.

      If the rating of a security by S&P or Moody's drops below B, the advisor will dispose of the security as soon as practicable (depending on market conditions) unless the advisor determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk. The advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

      E. Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the advisor to be creditworthy. The advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

      F. Mortgage-Backed Securities. Mortgage-backed securities include securities representing interests in a pool of mortgages. These securities, including securities issued by FNMA, GNMA and the Federal Home Loan Mortgage Corporation, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. The Fund will only invest in pools of mortgage loans assembled for the sale to investors by agencies or instrumentalities of the U.S. government and will limit their investment to 15% of net assets. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities.

      The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment). In addition, prepayments of such securities held by the Fund will reduce the share price of each Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

      G. When Issued Securities and Forward Commitments. The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if the Fund holds, and maintains until the settlement date in a separate account at the Fund's custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. The Fund will not invest more than 5% of its total assets in forward commitments. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to the settlement if the advisor deems it appropriate to do so.

      H. STRIPS. The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent the Fund purchases the principal portion of the STRIP, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. The Fund will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIP's purchase price and its face value. The Fund will not invest more than 5% of its net assets in STRIPS.

      I. Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 5% of its net assets in illiquid securities.

      J. Option Transactions. The Fund may write covered call options. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the custodian. The Fund may also buy and write put options on securities and securities indexes provided the Fund's investment (including premiums and potential settlement obligations) does not exceed 5% of its net assets.

      The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

      K. Loans Of Portfolio Securities. The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the advisor in response to requests of broker-dealers or institutional investors which the advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be important. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.


      L. Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

      In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. The Fund will limit its short sales so that no more than 10% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited. The Fund's policy with respect to short sales is Non-Fundamental (see Investment Limitations below), and may be changed by the Board of Trustees without the vote of the Fund's shareholders.



                             INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

      2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

      Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

      i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

      iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     iv. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.


     v. Illiquid Investments. The Fund will not invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

                             THE INVESTMENT ADVISOR

     The Fund's investment advisor is Spectrum Advisory Services, Inc., 1050 Crown Pointe Parkway, Suite 950, Atlanta, GA 30338 (the "Advisor"). Marc S. Heilweil, President of the Advisor, is the controlling shareholder of the Advisor.


      Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as divided expense on securities sold short and interest), fees and expenses of the non-interested person trustees, extraordinary expenses and Rule 12b-1 expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. Prior to March 28, 2000 Burroughs & Hutchinson, 702 W. Idaho Street, Suite 810, Boise, Idaho 83702 was the Fund's investment advisor. For the fiscal year ended October 31, 1999, and the period November 1, 1999 through March 28, 2000, the Fund paid advisory fees to Burroughs & Hutchinson of $56,824, and $15,684, respectively. For the period March 28, 2000 through October 31, 2000, and for the fiscal year ended October 31, 2001, the Fund paid advisory fees to the Advisor of $15,460 and $_________, respectively. The Advisor has contractually agreed through February 28, 2006 to reimburse the Fund for the fees and expenses of the non-interested person trustees, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.28% of average daily net assets.

         The Agreement was approved by the Board at a meeting held on February 29, 2000. In determining whether to approve the Agreement, the Board met with Mr. Heilweil to discuss the Advisor and the terms of the Agreement. Mr. Heilweil reviewed the Advisor's audited 1998 financial statements and discussed the history of the Advisor, it's management philosophy and its personnel. The Trustees discussed the nature and quality of the services to be provided by the Advisor and, based upon the information provided, it was the Board's consensus that the fee to be paid to the Advisor pursuant to the Agreement was reasonable. The Trustees noted that the fee to be paid to the Advisor was less than that paid to the previous advisor. The Trustees determined that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the execution of the Agreement was in the best interests of the Fund's shareholders.


      The Advisor retains the right to use the name "Spectrum" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Spectrum" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

      The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS


      The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

      The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex*
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Steve L. Cobb                                            Trustee         Trustee since 1995             16
2001 N. Indianwood Avenue
Broken Arrow, OK  74012
Year of Birth:  1957
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
President  of  Chandler  Engineering  Company,  L.L.C.,  oil  and  gas                       [ ]
services  company since 1997;  various  positions with Carbo Ceramics,
Inc., oil field manufacturing/supply  company, from 1984 to 1997, most recently Vice President of Marketing.
----------------------------------------------------------------------- ----------------------------------------------






--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex*
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Gary E. Hippenstiel                                      Trustee         Trustee since 1995             16
600 Jefferson Street
Suite 350
Houston, TX  77002
Year of Birth:  1947
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------

--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Director, Vice President and Chief Investment Officer of Legacy Trust [ ]
Company since 1992; President and Director of Heritage Trust Company from
1994-1996; Vice President and Manager of Investments of Kanaly Trust Company
from 1988 to 1992.
----------------------------------------------------------------------- ----------------------------------------------

         The Trust's audit committee consists of Mr. Cobb and Mr. Hippenstiel.
The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee held
_____ meetings during the fiscal year ended October 31, 2001.

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) In         Length of           in Fund Complex*
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Kenneth D. Trumpfheller*                            President,              Trustee and                 34
1725 E. Southlake Blvd.                             Secretary and       President since 1995
Suite 200                                           Trustee
Southlake, Texas  76092                                                   Secretary since
Year of Birth:  1958                                                           ______
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
President and Managing  Director of Unified Fund  Services,  Inc., the                      None
Fund's  transfer  agent,  fund  accountant  and  administrator,  since
October  2000.  President,   Treasurer  and  Secretary  of  AmeriPrime
Financial  Services,  Inc., a fund  administrator,  (which merged with
Unified  Fund  Services,   Inc.)  from  1994  through   October  2000.
President,   Treasurer   and   Secretary   of   AmeriPrime   Financial
Securities,  Inc., the Trust's distributor through December 2000, from
1994 through December 2000.
----------------------------------------------------------------------- ----------------------------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) in         Length of           in Fund Complex*
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Robert A. Chopyak                                   Treasurer      and   Treasurer and CFO              N/A
1725 E. Southlake Blvd.                             Chief    Financial      since _____
Suite 200                                           Officer
Southlake, Texas  76092
Year of Birth:  1968
--------------------------------------------------- ------------------- --------------------- ------------------------






----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Assistant  Vice-President of Financial  Administration of Unified Fund                      None
Services,  Inc.,  the  Fund's  transfer  agent,  fund  accountant  and administrator,  since August  2000.  Manager of  AmeriPrime  Financial
Services,  Inc.  from  February  2000 to August  2000.  Self-employed, performing Y2K testing,  January 1999 to January 2000.  Vice President of Fund  Accounting,  American  Data  Services,  Inc.,  a mutual  fund services company, October 1992 to December 1998.
----------------------------------------------------------------------- ----------------------------------------------

* Mr. Trumpfheller in an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be and "interested person" of the Trust because he is a registered principal of the Trust's distributor

         The following table provides information regarding shares of the Fund and other portfolios of the AmeriPrime Family of Funds owned by each Trustee as of December 31, 2001.

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                 Aggregate Dollar Range of Shares of
                                                                                   All Funds Within the AmeriPrime
                Trustee                       Dollar Range of Fund Shares                 Family of Funds*
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Steve L. Cobb
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Gary E. Hippenstiel
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Kenneth D. Trumpfheller
---------------------------------------- -------------------------------------- --------------------------------------

* As of December 31, 2001, the terms "Fund Complex" and "AmeriPrime Family of
Funds" refers to AmeriPrime Funds and AmeriPrime Advisors Trust.

      Trustee fees are Trust expenses, and each series of the Trust pays a portion of the Trustee fees. The compensation paid to the Trustees for the Fund's fiscal year ended October 31, 2001 is set forth in the following table:

============================================== ======================== ===============================
                                               Aggregate Compensation   Total Compensation from Trust
Name                                           from Trust               and AmeriPrime Advisors Trust


---------------------------------------------- ------------------------ -------------------------------
Kenneth D. Trumpfheller                                    0                           0
---------------------------------------------- ------------------------ -------------------------------
Steve L. Cobb                                           $______                     $______
---------------------------------------------- ------------------------ -------------------------------
Gary E. Hippenstiel                                     $______                     $______
============================================== ======================== ===============================


PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

      The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


      To the extent that the Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection. For the fiscal years ended October 31, 1999, 2000 and 2001, the Fund paid brokerage commissions of $41,774, $10,295 and $___________, respectively.


      The Trust, the Advisor and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE

      The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

      Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

INVESTMENT PERFORMANCE

      The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.


      The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period March 12, 1998 (commencement of operations) through October 31, 2001, the Fund's average annual total return was____%. For the period March 28, 2000 (when the Advisor began serving as advisor to the Fund) through October 31, 2001, and for the fiscal year ended October 31, 2001, the Fund's average annual total returns were ____% and ____%, respectively.


      From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Russell Midcap Index.

      In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN


      U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.


FUND SERVICES

      Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund) for these transfer agency services.


      In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the fiscal years ended October 31, 1999. 2000 and 2001, Unified received $19,314, $9,300 and $_____, respectively, from the Advisor on behalf of the Fund for these accounting services.

      Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended October 31, 1999, 2000 and 2001, Unified received $30,000, $22,500 and $______, respectively, from the Advisor on behalf of the Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc. which merged with Unified on that date).



ACCOUNTANTS

      The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending October 31, 2002. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

      Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is a registered principal of, and may be deemed to be an affiliate of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

      The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the period ended October 31, 2001. You can obtain the Annual Report without charge by calling the Fund at 1-800-788-6086.

                               GLOBALT GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                  March 1, 2002


      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of GLOBALT Growth Fund dated March 1, 2002. This SAI incorporates by reference to the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 2001 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at 431 N. Pennsylvania St., Indianapolis, IN 46204, or by calling 1-877-BUY-GROWX (877-289-4769).

                                TABLE OF CONTENTS
                                                                            PAGE

DESCRIPTION OF THE TRUST AND FUND..............................................1

ADDITIONAL INFORMATION ABOUT FUND
INVESTMENTS AND RISK CONSIDERATIONS............................................2

INVESTMENT LIMITATIONS.........................................................4

THE INVESTMENT ADVISER.........................................................6

TRUSTEES AND OFFICERS..........................................................8

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................10

DETERMINATION OF SHARE PRICE..................................................12

INVESTMENT PERFORMANCE........................................................12

CUSTODIAN.....................................................................13

FUND SERVICES.................................................................14

ACCOUNTANTS...................................................................14

DISTRIBUTOR...................................................................15

FINANCIAL STATEMENTS..........................................................15










349340.3

14


DESCRIPTION OF THE TRUST AND FUND

       GLOBALT Growth Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on October 20, 1995. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on December 1, 1995.

      The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.


      As of February __, 2002, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: First Tennessee Cash Account, 165 Madison Avenue, Memphis, Tennessee 38103, ____%; Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA, ____%; and Glidden Treasurer, 3400 Peachtree Road, NE, Suite 1735, Atlanta, GA 30326, ____%.

      As of February __, 2002, the officers and trustees as a group owned less than one percent (1%) of the Fund.

      For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus and this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

      This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

      A. Equity Securities. Equity securities include common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following: rights, warrants, or convertible preferred stocks.

      B. Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the adviser (subject to review by the Board of Trustees) to be creditworthy. The adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

     C. Other Investment Companies. The Fund is permitted to invest in other investment companies at any time. The Fund will not purchase more than 3% of the outstanding voting stock of any investment company. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to duplicative management fees.

      D. Fixed Income Securities. The Fund may temporarily invest in short term fixed income securities. The Fund will limit its investment in fixed income securities to corporate debt securities and U.S. government securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

     E. Financial Services Industry Obligations. The Fund may invest up to 5% of its net assets in each of the following obligations of the financial services industry:

         (1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

         (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

      F. Option Transactions. The Fund may engage in option transactions involving individual securities and market indices. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

      The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

      G. Loans of Portfolio Securities. The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the adviser in response to requests of broker-dealers or institutional investors which the adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

      2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

      Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment
Limitations-Fundamental" above).

      i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

      ii.Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

      iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     iv. Short Sales. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

     v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

     vi. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.

     vii. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISER


     The Adviser is GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 ("GLOBALT"). Samuel Allen may be deemed to be a controlling person of the Adviser due to his ownership of its shares and his position as Chief Executive Officer.

         Under the terms of the management agreement, the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund (including organizational expenses) except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses of securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.17% of the average daily net assets of the Fund. For the fiscal years ended October 31, 1999, 2000 and 2001, the Fund paid advisory fees of $183,642, $238,783, and $______ respectively. The Adviser has contractually agreed through February 28, 2005 to waive all or a portion of its management fees and/or reimburse the Fund for expenses it incurs during that period, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.17% of the average daily net assets for that period.

      In 2000, Samuel Allen acquired additional shares of the Adviser (the "Acquisition") and became the sole controlling shareholder of the Adviser. The Acquisition resulted in the termination of the existing management agreement, and the Trustees met to consider the current management agreement (the "Agreement") on May 24, 2000. In considering the Agreement, the Trustees primarily evaluated: (1) the experience, reputation, qualifications and background of the Adviser's investment personnel; (2) the nature and quality of operations and services that the Adviser is expected to provide the Fund with no change in fees; (3) the benefits of continuity in services to be provided after the Acquisition; and (4) the fact that the Acquisition will not change the portfolio managers of the Fund.

      The Trustees also gave careful consideration to factors deemed relevant to the Trust and the Fund, including, but not limited to: (1) the performance of the Fund since commencement of its operations; (2) the distinct investment objective and policies of the Fund, (3) that the compensation to be paid under the Agreement would be the same as the rate paid under the current management agreement; (4) that the terms of the Agreement were substantially identical to the terms of the current management agreement; (5) the financial condition of the Adviser; and (6) the commitment of the Adviser to pay or reimburse the Trust for expenses incurred in connection with the Acquisition. The Trustees took into consideration that the Agreement would enable the Fund to add a new class of shares without incurring the expense of holding an additional shareholder meeting.

      The Board viewed as significant the representation of the Adviser that the same persons who were responsible for the investment advisory operations of the Fund will continue in such positions following the Acquisition, that no changes in the investment adviser's method of operation or location were expected, and that no diminution of the scope and quality of advisory services provided to the Fund would result from the Acquisition.


      The Adviser retains the right to use the name "GLOBALT" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "GLOBALT" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

      The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

                              TRUSTEES AND OFFICERS


      The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

      The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex*
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Steve L. Cobb                                            Trustee         Trustee since 1995             16
2001 N. Indianwood Avenue
Broken Arrow, OK  74012
Year of Birth:  1957
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
President  of  Chandler  Engineering  Company,  L.L.C.,  oil  and  gas                       [ ]
services  company since 1997;  various  positions with Carbo Ceramics,
Inc., oil field manufacturing/supply  company, from 1984 to 1997, most recently Vice President of Marketing.
----------------------------------------------------------------------- ----------------------------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex*
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Gary E. Hippenstiel                                      Trustee         Trustee since 1995             16
600 Jefferson Street
Suite 350
Houston, TX  77002
Year of Birth:  1947
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------

--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Director, Vice President and Chief Investment Officer of Legacy Trust [ ]
Company since 1992; President and Director of Heritage Trust Company from
1994-1996; Vice President and Manager of Investments of Kanaly Trust Company
from 1988 to 1992.
----------------------------------------------------------------------- ----------------------------------------------

         The Trust's audit committee consists of Mr. Cobb and Mr. Hippenstiel.
The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee held
_____ meetings during the fiscal year ended October 31, 2001.






         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) In         Length of           in Fund Complex*
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Kenneth D. Trumpfheller*                            President,              Trustee and                 34
1725 E. Southlake Blvd.                             Secretary and       President since 1995
Suite 200                                           Trustee
Southlake, Texas  76092                                                   Secretary since
Year of Birth:  1958                                                           ______
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
President and Managing  Director of Unified Fund  Services,  Inc., the                      None
Fund's  transfer  agent,  fund  accountant  and  administrator,  since
October  2000.  President,   Treasurer  and  Secretary  of  AmeriPrime
Financial  Services,  Inc., a fund  administrator,  (which merged with
Unified  Fund  Services,   Inc.)  from  1994  through   October  2000.
President,   Treasurer   and   Secretary   of   AmeriPrime   Financial
Securities,  Inc., the Trust's distributor through December 2000, from
1994 through December 2000.
----------------------------------------------------------------------- ----------------------------------------------

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) in         Length of           in Fund Complex*
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Robert A. Chopyak                                   Treasurer      and   Treasurer and CFO              N/A
1725 E. Southlake Blvd.                             Chief    Financial      since _____
Suite 200                                           Officer
Southlake, Texas  76092
Year of Birth:  1968
--------------------------------------------------- ------------------- --------------------- ------------------------

----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Assistant  Vice-President of Financial  Administration of Unified Fund                      None
Services,  Inc.,  the  Fund's  transfer  agent,  fund  accountant  and administrator,  since August  2000.  Manager of  AmeriPrime  Financial
Services,  Inc.  from  February  2000 to August  2000.  Self-employed, performing Y2K testing,  January 1999 to January 2000.  Vice President of Fund  Accounting,  American  Data  Services,  Inc.,  a mutual  fund services company, October 1992 to December 1998.
----------------------------------------------------------------------- ----------------------------------------------
* Mr. Trumpfheller in an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be and "interested person" of the Trust because he is a registered principal of the Trust's distributor






         The following table provides information regarding shares of the Fund and other portfolios of the AmeriPrime Family of Funds owned by each Trustee as of December 31, 2001.

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                 Aggregate Dollar Range of Shares of
                                                                                   All Funds Within the AmeriPrime
                Trustee                       Dollar Range of Fund Shares                 Family of Funds*
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Steve L. Cobb
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Gary E. Hippenstiel
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Kenneth D. Trumpfheller
---------------------------------------- -------------------------------------- --------------------------------------

* As of December 31, 2001, the terms "Fund Complex" and "AmeriPrime Family of
Funds" refers to AmeriPrime Funds and AmeriPrime Advisors Trust.

      Trustee fees are Trust expenses, and each series of the Trust pays a portion of the Trustee fees. The compensation paid to the Trustees for the Fund's fiscal year ended October 31, 2001 is set forth in the following table:

============================================== ======================== ===============================
                                               Aggregate Compensation   Total Compensation from Trust
Name                                           from Trust               and AmeriPrime Advisors Trust


---------------------------------------------- ------------------------ -------------------------------
Kenneth D. Trumpfheller                                    0                           0
---------------------------------------------- ------------------------ -------------------------------
Steve L. Cobb                                           $______                     $______
---------------------------------------------- ------------------------ -------------------------------
Gary E. Hippenstiel                                     $______                     $______
============================================== ======================== ===============================



PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

      The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Fund directed to brokers $___________ of brokerage transactions (on which commissions were $_________) during the fiscal year ended October 31, 2001.


      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

      To the extent that the Fund and another of the Adviser's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.


      For the fiscal years ended October 31, 1999, 2000, and 2001, the Fund paid brokerage commissions of $40,441, $46,267 and $_____, respectively.


      The Trust, the Adviser and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE

      The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Fund is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

      Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

INVESTMENT PERFORMANCE

      Each Fund may periodically advertise "average annual total return". "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                    P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.


      The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the one and five year periods ended October 31, 2001, and for the period December 1, 1995 (commencement of operations) through October 31, 2001, the Fund's average annual total returns were ____%, ______% and _______%, respectively.


      From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

      In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN


      U.S Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.


FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund) for these transfer agency services.


       In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). Unified began providing accounting services to the Fund on November 1, 1998. For the fiscal years ended October 31, 1999, 2000 and 2001, Unified received $19,314, $23,000 and $______, respectively, from the Adviser on behalf of the Fund for these accounting services.

      Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended October 31, 1999, 2000 and 2001, Unified received $30,000, $30,000 and $30,000, respectively, from the Adviser on behalf of the Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc., which merged with Unified on that date).


ACCOUNTANTS

      The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending October 31, 2002. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

      Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is a registered principal of, and may be deemed to be an affiliate of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

      The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 2001. You can obtain the Annual Report without charge upon written request or request by telephone.

PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a)  Articles of Incorporation.

     (i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

     (iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (vi)  Copy  of  Amendment  No.  5  and  Amendment  No.  6  to  Registrant's
Declaration  of  Trust,   which  were  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 8, are hereby incorporated by reference.

     (vii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (viii) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (ix) Copy of Amendment No. 9 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

     (x) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

     (xi) Copy of Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (xii) Copy of Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xiii) Copy of Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xiv) Copy of Amendments No. 14 through 17 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 27, are hereby incorporated by reference.

     (xv) Copy of Amendments No. 18 and 19 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 30, are hereby incorporated by reference.

     (xvi) Copy of Amendment No. 20 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

     (xvii) Copy of Amendment No. 21 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 51, is hereby incorporated by reference.

     (xviii) Copy of Amendment No. 22 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 57, is hereby incorporated by reference.

(b)  By-Laws.  Copy of  Registrant's  By-Laws,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  11,  is  hereby  incorporated  by reference.

(c) Instruments Defining Rights of Security Holders. None, other than in the Declaration of Trust, as amended, and By-Laws of the Registrant.

(d)  Investment Advisory Contracts.

     (i) Copy of Registrant's Management Agreement with GLOBALT, Inc., adviser to the GLOBALT Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44, is hereby incorporated by reference.

     (ii) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., adviser to the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

     (iii) Copy of Registrant's Management Agreement with CommonWealth Advisors, Inc., adviser to the Florida Street Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

         (iv) Copy of Registrant's Management Agreement with Corbin & Company, adviser to the Corbin Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

     (v) Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc., adviser to the Marathon Value Portfolio, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (vi) Copy of Registrant's Management Agreement with The Jumper Group, Inc., adviser to the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (vii) Copy of Registrant's Management Agreement with Appalachian Asset Management, Inc., adviser to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (viii) Copy of Registrant's Management Agreement with Martin Capital Advisors L.L.P., adviser to the Martin Capital U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29, is hereby incorporated by reference.

         (ix) Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent, adviser to the GJMB Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (x) Copy of Registrant's Management Agreement with Dobson Capital Management, Inc., adviser to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

         (xi) Copy of Registrant's Management Agreement with Auxier Asset Management, LLC, adviser to the Auxier Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

     (xii) Copy of Registrant's Management Agreement with Shepherd Advisory Services, Inc., adviser to the Shepherd Values Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (xiii) Copy of Registrant's Management Agreement with Columbia Partners, L.L.C., Investment Management, adviser to the Columbia Partners Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

         (xiv) Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, adviser to the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

     (xv) Copy of Sub-Advisory Agreement between Shepherd Advisory Services, Inc. and Cornerstone Capital Management, Inc., sub-adviser to the Shepherd Values Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (xvi) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.


     (xvii) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Large-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.


     (xviii) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.


         (xix) Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, adviser to the Ariston Internet Convertible Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.

     (xx) Copy of Registrant's Management Agreement with CommonWealth Advisors, Inc., adviser to the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

         (xxi) Copy of Registrant's Investment Advisory Agreement with Gulf Asset Management, sub-adviser to the Westcott Large-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 62, is hereby incorporated by reference.

(e)      Underwriting Contracts.

     (i) Copy of Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.


         (ii) Copy of Registrant's Underwriting Agreement with Capital Research Brokerage Services, LLC, underwriter of the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.


(f) Bonus or Profit Sharing Contracts.  None.

(g) Custodian Agreements.

     (i) Copy of Registrant's Agreement with the custodian, U.S. Bank, N.A. (formerly Firstar Bank), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Registrant's Appendix B to the Agreement with the custodian, U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is hereby incorporated by reference.

     (iii) Copy of Registrant's Agreement with UMB Bank, N.A., custodian to the Dobson Covered Call Fund and the Florida Street Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(h) Other  Material  Contracts.  Copy of  Registrant's  Administrative  Services
Agreement with the administrator, AmeriPrime Financial Services, Inc. (now Unified Fund Services, Inc.), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(i) Legal Opinion.

     (i)  Opinion  of  Thompson  Hine  LLP,  which was  filed as an  Exhibit  to
Registrant's   Post-Effective  Amendment  No.  60,  is  hereby  incorporated  by reference.

         (ii) Consent of Thompson Hine LLP is filed herewith.

(j) Other Opinions. Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

(k)  Omitted Financial Statements.  None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(m)   Rule 12b-1 Plan.

     (i) Form of Registrant's Rule 12b-1 Service  Agreement,  which was filed as
an  Exhibit  to   Registrant's   Post-Effective   Amendment  No.  1,  is  hereby
incorporated by reference.

     (ii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Martin Capital U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (iii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (iv) Copy of Registrant's Rule 12b-1 Distribution Plan for the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (v) Copy of Registrant's Rule 12b-1 Distribution Plan for the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

         (vi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

         (vii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Large-Cap Value Fund (f/k/a the Westcott Large-Cap Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

     (viii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

     (ix) Copy of Registrant's Rule 12b-1 Distribution Plan for the Ariston Internet Convertible Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

     (x) Copy of Registrant's Rule 12b-1 Distribution Plan for the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (xi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Florida Street Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (xii) Copy of Registrant's Shareholder Servicing Plan for the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (xiii) Copy of Registrant's Shareholder Servicing Plan for the Florida Street Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(n)      Rule 18f-3 Plan.

     (i) Rule 18f-3 Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

     (ii) Rule 18f-3 Plan for the Westcott Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

     (iii) Rule 18f-3 Plan for the Ariston Internet Convertible Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

     (iv) Rule 18f-3 Plan for the Florida  Street Bond Fund,  which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  42,  is  hereby
incorporated by reference.

     (v) Rule 18f-3 Plan for the Florida Street Growth Fund,  which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  42,  is  hereby
incorporated by reference.

(o) Reserved.

(p) Codes of Ethics.

     (i) Code of Ethics of the Registrant, its underwriter (Unified Financial Securities, Inc.), the advisers; and the sub-advisers, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.


     (ii) Schedule A to Code of Ethics is filed herewith.


(q) Powers of Attorney

     (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

     (ii) Powers of Attorney for Trustees of the Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

     (iii) Power of Attorney for the President (and a Trustee) of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

     (iv) Power of Attorney for the  Treasurer of the Trust,  which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  43,  is  hereby
incorporated by reference.

     (v) Powers of Attorney for the Trustees of the AMR Investment Services Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, are hereby incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with the Fund (As of December 15, 2001)

(a) Charles L. Dobson, may be deemed to control the Dobson Covered Call Fund as a result of his beneficial ownership of the Fund (72.06%). Charles L. Dobson controls Dobson Capital Management, Inc. (a California corporation) because he owns 100% of its shares. As a result, Dobson Capital Management, Inc. and the Fund may be deemed to be under the common control of Charles L. Dobson.

Item 25.  Indemnification

(a) Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

         Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

         Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the underwriting agreement with Unified Financial Securities, Inc., the Trust has agreed to indemnify the underwriter and each of the underwriter's employees (hereinafter referred to as a "Covered Person") against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of the underwriter's employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of the underwriter's employees, including, but not limited to, liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Pursuant to the underwriting agreement with Capital Research Brokerage Services, LLC, the Trust has agreed to indemnify the underwriter and each of the underwriter's employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of underwriter's employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of underwriter's employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(e) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

(a) GLOBALT, Inc. ("GLOBALT"), 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305, adviser to the GLOBALT Growth Fund, is a registered investment adviser.

     (i) GLOBALT has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of GLOBALT is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-38123).

(b) IMS Capital Management, Inc. ("IMS"), 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, adviser to the IMS Capital Value Fund, is a registered investment adviser.

     (i) IMS has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of IMS is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-33939).

(c) CommonWealth Advisors, Inc. ("CommonWealth"), 929 Government Street, Baton Rouge, Louisiana 70802, adviser to the Florida Street Bond Fund and the Florida Street Growth Fund, is a registered investment adviser.

     (i) CommonWealth has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of CommonWealth is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-39749).

(d) Corbin & Company ("Corbin"), 6300 Ridglea Place, Suite 1111, Fort Worth, Texas 76116, adviser to the Corbin Small-Cap Value Fund, is a registered investment adviser.

     (i) Corbin has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Corbin is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-41371).

(e) Spectrum Advisory Services, Inc. ("Spectrum"), 1050 Crown Pointe Parkway, Suite 950, Atlanta, Georgia 30338, adviser to the Marathon Value Portfolio, is a registered investment adviser.

     (i) Spectrum has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Spectrum is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-40286).

(f) The Jumper Group, Inc. ("Jumper"), 1 Union Square, Suite 505, Chattanooga, Tennessee 37402, adviser to the Jumper Strategic Advantage Fund, is a registered investment adviser.

     (i) Jumper has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Jumper is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-45453).

(g) Appalachian Asset Management, Inc. ("AAM"), 1018 Kanawha Blvd., East, Suite 209, Charleston, WV 25301, adviser to AAM Equity Fund, is a registered investment adviser.

     (i) AAM has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of AAM is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-41463).

(h) Martin Capital Advisors, L.L.P. ("Martin"), 816 Congress Avenue, Suite 1540, Austin, TX 78701, adviser to the Martin Capital U.S. Opportunity Fund, is a registered investment adviser.

     (i) Martin has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and member of Martin is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-55669).

(i) Gamble, Jones, Morphy & Bent, Inc. ("GJMB"), 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101, adviser to the GJMB Growth Fund, is a registered investment adviser.

     (i) GJMB has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of GJMB is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-36855).

(j) Dobson Capital Management, Inc. ("Dobson"), 1422 Van Ness Street, Santa Ana, CA 92707, adviser to the Dobson Covered Call Fund, is a registered investment adviser.

     (i) Dobson has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Dobson is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56099).

(k) Auxier Asset Management, LLC ("Auxier"), 8050 S.W. Warm Springs, Suite 130, Tualatin, OR 97062, adviser to the Auxier Focus Fund, is registered investment adviser.

     (i) Auxier has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and member of Auxier is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-55757).

(l) Shepherd Advisory Services, Inc. ("Shepherd"), 2505 21st Avenue, Suite 204, Nashville, Tennessee 37212, adviser to the Shepherd Values Growth Fund, is a registered investment adviser.

     (i) Shepherd has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Shepherd is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-38210).

(m)  Columbia  Partners,  L.L.C.  ("Columbia"),   Investment  Management,   1775
Pennsylvania Avenue, N.W., Washington, DC 20006, adviser to the Columbia Partners Equity Fund, is a registered investment adviser.

     (i) Columbia has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and member of Columbia is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-50156).

(n) Ariston Capital Management Corporation ("Ariston"), 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005, adviser to the Ariston Convertible Securities Fund and the Ariston Internet Convertible Fund, is a registered investment adviser.

     (i) Ariston has engaged in no other business during the past two years.

         (ii) Information with respect to each officer and director of Ariston is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-13209).

(o) Aegis Asset Management, Inc. ("Aegis"), 230 Westcott, Suite 1, Houston, Texas 77007, adviser to the Westcott Technology Fund, the Westcott Large-Cap Value Fund and the Westcott Fixed Income Fund, is a registered investment adviser.

     (i) Aegis has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Aegis is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56040).

(p) Cornerstone Capital Management, Inc. ("Cornerstone"), 102 South Tejon, Suite 430, Colorado Springs, Colorado 80903, sub-adviser to the Shepherd Values Growth Fund, is a registered investment adviser.

     (i) Cornerstone has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Cornerstone is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-54675).

(q) Gulf Investment Management, Inc. ("Gulf"), Three Memorial City Plaza, 840 Gessner, Suite 500, Houston, TX, 77024-425, sub-adviser to the Westcott Large-Cap Value Fund, is a registered investment adviser.

     (i) Gulf has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Gulf is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-15544).


Item 27.  Principal Underwriters

(a) Unified Financial Securities, Inc., 429 North Pennsylvania Street, Indianapolis, IN 46204, is the principal underwriter of each series of the Registrant (except for the IMS Capital Value Fund). Kenneth D. Trumpfheller, is a registered principal of the underwriter and the President and Secretary and a Trustee of the Registrant. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Advisors Trust, the Avalon Funds, Inc., the Julius Baer Investment Funds, the Kenwood Funds, the Lindbergh Funds, The
Milestone Funds, the Regional Opportunity Fund, The Rockland Fund Trust, the Securities Management & Timing Fund, The Sparrow Funds, the TANAKA Funds, The Unified Funds, and the Valenzuela Capital Trust.

Information with respect to each director and officer of Unified Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (file No. 8-23508).

(b) Capital Research Brokerage Services LLC, 107 South Fair Oaks Dr., Suite 315, Pasadena, CA 91105, principal underwriter of the IMS Capital Value Fund, is also the principal underwriter of the Santa Barbara Group of Mutual Funds. Information with respect to each member and officer of Capital Research Brokerage Services LLC is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (file No. 8-40823).

(c)      Not applicable.

Item 28.  Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant's custodians, Firstar Bank, N.A., 425
Walnut Street, Cincinnati, Ohio 45202; and UMB Bank, N.A., Securities Administration Dept., 928 Grand Blvd., 10th Floor, Kansas City, MO 64106; and/or the transfer and shareholder service agent, Unified Fund Services, Inc., 431 Pennsylvania Street, Indianapolis, IN 46204; and administrator, Unified Fund Services, Inc., 1725 E. Southlake Blvd., Southlake, TX 76092.

Item 29.  Management Services

         None.

Item 30.  Undertakings

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 14th day of February, 2002.

                                                     AmeriPrime Funds



By:
    ----------------------------------------
       Donald S. Mendelsohn,
       Attorney-in-Fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Kenneth D. Trumpfheller,*
President and Trustee

Gary E. Hippenstiel,* Trustee  *By:
                                ---------------------------------------
                                      Donald S. Mendelsohn,
Steve L. Cobb,* Trustee               Attorney-in-Fact

Robert A. Chopyak,* Treasurer                        February 14, 2002
and Chief Financial Officer

                                  EXHIBIT INDEX

1.  Consent of Thompson Hine LLP...................................EX-99.23.i.ii
2.  Consent of McCurdy & Associates CPA's, Inc........................EX-99.23.j
3.  Schedule A to Code of Ethics...................................EX-99.23.p.ii